Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about remuneration of key management [text block]

	For the period ended December 31
(in EUR 000)	2021	2020
Short-term remuneration & compensation	576	337
Share based payment	117	1,576
Total	693	1,913

Disclosure of detailed information about transactions with related parties [text block]

	For the period ended December 31, 2021			For the period ended December 31, 2020
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	2,050	—	—	1,300	—	—
Noshaq	—	—	—	—	10	—
MINV SA	—	120	—	—	50	—
Man & Science SA	—	—	—	—	44	—
Gilde Healthcare	—	—	—	—	—	—
Christopher Smith	—	—	—	—	—	—
Medtech execs LLC	—	—	—	—	—	9
Donald Deyo	—	—	41	—	—	12
Robert Taub	—	—	58	—	—	28
Janke Dittmer	—	—	—	—	—	8
Kevin Rakin	—	—	38	—	—	8
Pierre Gianello	—	—	22	—	—	8
Jan Janssen	—	—	35	—	—	8
Jurgen Hambrecht	—	—	28	—	—	9
Rita Mills	—	—	7	—	—	—
Total	2,050	120	229	1,300	104	90
Amounts outstanding at year-end	565	60	47	—	—	46